Changes in Equity and Earnings per Share - Additional Information (Detail)								9 Months Ended	12 Months Ended
	Feb. 24, 2021 EUR (€) € / shares	Jun. 01, 2020 USD ($)	Oct. 24, 2019 EUR (€) € / shares	Oct. 24, 2018 EUR (€) € / shares	May 03, 2018 USD ($)	May 03, 2018 € / shares	Jun. 05, 2013 USD ($)	Sep. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 USD ($) shares		Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Issued capital									$ 1,736,000,000		$ 1,736,000,000
Number of shares issued | shares									1,959,000,000		1,957,000,000		1,934,000,000		1,934,000,000	1,959,000,000
Number of shares outstanding | shares									2,019,000,000		2,019,000,000					2,019,000,000
Dividend declared per share | € / shares			€ 0.80	€ 0.80
Dividend declared | €			€ 1,588,000,000	€ 1,565,000,000
Dividend declared date									Feb. 24, 2021		Oct. 24, 2019	Oct. 24, 2019	Oct. 24, 2018		Oct. 24, 2018
Dividend proposed per share | € / shares			€ 50	€ 1.00
Dividend proposed | €			€ 1,002,000,000	€ 1,978,000,000
Dividend paid per share | € / shares												€ 1.30			€ 1.80
Dividend paid									$ 1,923,000,000		$ 5,179,000,000	€ 2,590,000,000	$ 7,437,000,000		€ 3,557,000,000
Dividend paid date									Apr. 28, 2021		Jun. 11, 2020	Jun. 11, 2020	May 09, 2019		May 09, 2019
Shares reserved for issue under options and contracts for sale of shares | shares									23,076,922							23,076,922
Deferred share units vesting period									5 years
Profit attributable to equity holders									$ 1,405,000,000		$ 9,171,000,000		$ 4,370,000,000
Diluted earnings per share based on the profit									$ 1,405,000,000		$ 9,171,000,000		$ 4,370,000,000
Number of antidilutive share options outstanding									76,000,000		59,000,000		63,000,000		63,000,000	76,000,000
Recycled of cash flow hedge									$ 739,000,000		$ 182,000,000		$ 512,000,000	[1]
Exchange differences on translation of foreign operations (gains/(losses))									10,473,000,000		(790,000,000)		7,802,000,000
Sale/(purchase) of non-controlling interests									$ 2,985,000,000	[2]	$ 5,805,000,000
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares	€ 50
Dividend proposed | €	€ 1,003,000,000
Apollo Global Management Inc [Member]
Disclosure of classes of share capital [line items]
Percentage of minority interest sold									49.9							49.9
Proceeds from sales of investments accounted for using equity method									$ 3,000,000,000
Australia Divestiture [Member]
Disclosure of classes of share capital [line items]
Recycled of cash flow hedge		$ 370,000,000
IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares								1,669,459,000
Budweiser APAC [Member]
Disclosure of classes of share capital [line items]
Controlling interest on Subsidiary company								87.22%	87.22%		87.22%	87.22%
Proceeds from issuing shares								$ 5,600,000,000
Increase in equity								4,400,000,000
Increase in non-controlling interest								$ 1,200,000,000
Percentage interest held by noncontrolling owners								12.78%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares									325,999,817
Number of shares outstanding | shares									46,992,567							46,992,567
Par value per share | € / shares																€ 0.61
Subscribed capital									$ 35,175,372							€ 28,665,466
Number Of Treasury Shares Reimbursed | shares									9,520,966							9,520,966
Hong Kong Public Offering [Member] | IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares								72,586,000
International Offering [Member] | IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares								1,379,118,000
International Underwriters [Member] | IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares								217,755,000
Grupo Modelo [member]
Disclosure of classes of share capital [line items]
Dividend paid per share | € / shares						€ 2.00
Dividend paid					$ 56,000,000
Proceeds from issuing shares							$ 1,500,000,000
Reserves [member]
Disclosure of classes of share capital [line items]
Sale/(purchase) of non-controlling interests									$ 1,116,000,000	[2]	$ 4,378,000,000
Non-controlling interests [member]
Disclosure of classes of share capital [line items]
Dividend paid									804,000,000		1,062,000,000		1,123,000,000
Exchange differences on translation of foreign operations (gains/(losses))									529,000,000		353,000,000		429,000,000
Sale/(purchase) of non-controlling interests									1,869,000,000	[2]	1,427,000,000		(429,000,000)
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Dividend paid									1,118,000,000		4,117,000,000		6,314,000,000
Exchange differences on translation of foreign operations (gains/(losses))									9,943,000,000		(1,143,000,000)		7,374,000,000
Sale/(purchase) of non-controlling interests									$ 1,116,000,000	[2]	$ 4,378,000,000		$ 429,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage									15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital									$ 1,736,000,000
Equity shares | shares									46,992,567							46,992,567
Number of shares authorized | shares									2,019,241,973							2,019,241,973
Number of shares outstanding | €																€ 37,000,000
Parent [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares									30,000,000							30,000,000
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares									38,779,160							38,779,160
Parent [member] | Subscribed Capital [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Issued capital									$ 7,126,734							€ 5,807,966

[1]	In 2019, the consolidated statement of comprehensive income for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.
[2]	The 2020 sale of non-controlling interest relates to the issuance of a 49.9% minority stake in the company’s US-based metal container operations completed in December 2020 (refer to Note 23 Changes in equity and earnings per share for more details).